Shareholder Fees - FidelityAdvisorMortgageSecuritiesFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityAdvisorMortgageSecuritiesFund-RetailPRO | Fidelity Advisor Mortgage Securities Fund
Shareholder Fees:
(fees paid directly from your investment)	none